UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2008 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04101

Excelsior Tax-Exempt Funds, Inc.
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	3/31/2008

Date of reporting period:	12/31/2007

Item 1: Schedule of Investments

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	California Short-Intermediate Term Tax-Exempt Income Fund

		Principal Amount	Value*
TAX-EXEMPT SECURITIES – 80.53%
Anaheim, California, Public Financing Authority Revenue Bonds, Distribution Systems, (AMBAC)
	5.00% 10/01/13	$1,500,000	$1,627,170
Bay Area, California, Infrastructure Financing Authority State Payment Acceleration Notes, (FGIC)
	5.00% 08/01/17	2,000,000	2,158,380
California State Department of Transportation Revenue Bonds, Federal Highway Grant Anticipation Bonds, Series A, (FGIC)
	4.50% 02/01/13	1,000,000	1,050,310
California State Department of Water Resources Central Valley Project Revenue Bonds, Series Y
	5.00% 12/01/10	1,000,000	1,052,280
California State Department of Water Resources Water Revenue Bonds, Series W, (AMBAC)
	5.50% 12/01/09	1,500,000	1,568,730
California State Economic Recovery, Special Sales Tax Revenue Bonds, Series A, (FGIC)
	5.25% 07/01/14	1,000,000	1,102,790
California State General Obligation Bonds
	5.00% 02/01/11	2,000,000	2,099,920
California State University Systemwide Revenue Bonds, Series A, (AMBAC)
	5.00% 11/01/12	1,000,000	1,076,720
California Statewide Communities Development Authority Revenue Bonds, California Endowment
	5.00% 07/01/13	1,000,000	1,087,490
California Statewide Communities Development Authority Revenue Bonds, John Muir Health, Series A
	5.00% 08/15/17	3,000,000	3,123,480
Central Valley, California, School District Financing Authority Revenue Bonds, Series A, (MBIA)
	6.15% 08/01/09	1,000,000	1,046,800
Contra Costa, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (FGIC)
	6.00% 03/01/08	1,000,000	1,004,450
Foothill- De Anza, California, Community College District General Obligation Bonds, (FGIC)
	5.00% 08/01/14	975,000	1,040,237

1

		Principal Amount	Value
TAX-EXEMPT SECURITIES – (continued)
Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Revenue Bonds, Enhanced-Asset Backed, Series A
	5.00% 06/01/15	$105,000	$105,078
Los Angeles County, California, Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series A, (FSA)
	5.25% 07/01/10	3,500,000	3,643,920
Los Angeles, California, Department of Water & Power Revenue Bonds, Power System, Series A, Sub-Series A-1, (MBIA)
	5.00% 07/01/14	1,000,000	1,079,650
Los Angeles, California, General Obligation Bonds, Series A, (MBIA)
	4.00% 09/01/13	1,000,000	1,036,240
Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, (FGIC)
	5.00% 02/01/13	1,000,000	1,073,460
Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series A, (FSA)
	5.00% 02/01/10	1,000,000	1,038,800
Napa County, California, Flood Protection & Watershed Improvement Authority, General Obligation Bonds, (AMBAC)
	4.50% 06/15/12	1,000,000	1,052,760
Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC)
	6.20% 02/14/11	1,150,000	1,244,910
Rancho, California, Water District Financing Authority Revenue Bonds, Series A, (FSA)
	5.50% 08/01/10	1,000,000	1,058,600
San Diego County, California, Certificates of Participation, (AMBAC)
	5.00% 11/01/11	1,000,000	1,056,640
San Diego, California, Public Facilities Financing Authority Sewer Revenue Bonds, (FGIC)
	5.20% 05/15/13	1,000,000	1,001,760
San Diego, California, Public Facilities Financing Authority Water Revenue Bonds, (MBIA)
	5.00% 08/01/11	1,000,000	1,061,500
San Francisco, California, City & County Public Utilities Communication Clean Water Revenue Bond, (MBIA)
	5.00% 10/01/13	1,000,000	1,079,530

2

		Principal Amount	Value
TAX-EXEMPT SECURITIES – (continued)
San Francisco, California, State Building Authority Lease Revenue Bonds, California State & San Francisco Civic Center, Series A
	5.00% 12/01/12	$3,000,000	$3,208,830
San Mateo, Foster City, California, School Facilities Financing Authority Revenue Bonds, (FSA)
	4.00% 08/15/12	1,000,000	1,032,790
Santa Clara County, California, Financing Authority Lease Revenue Bonds, Multiple Facilities Project, Series A, (AMBAC)
	4.50% 05/15/12	1,075,000	1,090,297
Southern California Public Power Authority Revenue Bonds, Transmission Project, Series A, (MBIA)
	5.25% 07/01/09	1,000,000	1,020,840

	TOTAL TAX-EXEMPT SECURITIES (Cost $40,535,129)		40,924,362
TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS(a) – 12.39%
Riverside, California, Water Revenue Bonds, (FGIC), (Prerefunded 10/01/11 @101)
	5.00% 10/01/26	2,000,000	2,152,020
Sacramento, California, City Financing Authority Revenue Bonds, City Hall, Series A, (FSA), (Prerefunded 12/01/12 @100)
	5.25% 12/01/17	1,000,000	1,093,030
San Diego County, California, Water Authority Certificates of Participation, Series A, (FGIC), (Prerefunded 05/01/08 @101)
	5.00% 05/01/14	3,000,000	3,049,980

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $6,341,182)		6,295,030

		Shares
REGISTERED INVESTMENT COMPANIES – 5.45%
	BlackRock California Money Fund (7 day yield of 2.89%)	1,303,419	1,303,419
	Federated California Money Fund (7 day yield of 2.86%)	1,464,479	1,464,479

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $2,767,898)		2,767,898

3

TOTAL INVESTMENTS – 98.37% (Cost $49,644,209)(b)(c)	$49,987,290

OTHER ASSETS & LIABILITIES, NET – 1.63%	827,718

NET ASSETS – 100.00%	$50,815,008

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Directors, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Cost for federal income tax purposes is $49,644,209.

(c)	Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$438,307	$(95,226)	$343,081

AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Corp.
FSA	Financial Security Assurance
MBIA	Municipal Bond Insurance Association

4

INVESTMENT PORTFOLIO

December 31, 2007 (Unaudited)	Intermediate-Term Tax-Exempt Fund

		Principal Amount	Value*
TAX-EXEMPT SECURITIES – 91.55%
Arkansas State Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer Research Center Project, (AMBAC)(a)
	0.00% 07/01/23	1,000,000	480,420
California State Bay Area Infrastructure Financing Authority Revenue Bonds, State Payment Acceleration Notes, (FGIC)
	5.00% 08/01/17	10,000,000	10,791,900
California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series A,
	4.50% 12/01/23	5,000,000	4,921,650
California State Department of Water, Residential Power Supply Revenue Bonds, Series A, (AMBAC)
	5.50% 05/01/14	6,000,000	6,560,340
California State General Obligation Bonds
	5.00% 08/01/21	5,000,000	5,194,750
Chicago, Illinois, O’Hare International Airport Revenue Bonds, Series B, (MBIA)
	5.25% 01/01/17	10,000,000	10,976,600
Colorado Springs, Colorado, Utilities Revenue Bonds, Series A
	5.25% 11/15/10	10,000,000	10,542,400
Dallas, Texas, Waterworks & Sewer Systems Revenue Bonds, (FSA)
	5.38% 10/01/12	10,000,000	10,895,600
Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (FSA)
	5.00% 07/01/14	2,820,000	3,028,201
Florida State Division Board Finance Department, General Services Revenue Bonds, Department of Environmental Protection - Preservation 2000, Series A, (FSA)
	6.00% 07/01/13	10,000,000	11,278,200
Florida State Seminole Indian Tribe, Series A
	5.75% 10/01/22(b)	2,000,000	2,001,420
Fresno, California, Sewer Revenue Bonds, Series A-1, (AMBAC)
	5.25% 09/01/19	5,000,000	5,522,300
Golden State Tobacco Securitization Corp., California, Tobacco Settlement Revenue Bonds, Series A-1
	4.50% 06/01/27	3,570,000	3,210,108

1

		Principal Amount	Value
TAX-EXEMPT SECURITIES – (continued)
Hamilton County, Ohio, Sewer System Revenue Bonds, Series A, (MBIA)
	5.00% 12/01/15	5,535,000	6,070,013
Hawaii State General Obligation Bonds, Series CY, (FSA)
	5.50% 02/01/12	10,000,000	10,844,900
Houston, Texas, Independent School District General Obligation Bonds, (PSF-GTD)
	4.50% 02/15/25	5,000,000	4,999,750
Illinois State Toll Highway Authority Revenue Bonds, Series A-1, (FSA)
	5.00% 01/01/18	2,000,000	2,165,400
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Clarian Health Obligation Group, Series B
	5.00% 02/15/22	5,000,000	5,003,000
Jackson County, Missouri, Special Obligation Revenue Bonds, Harry S. Truman Sports Complex, (AMBAC)
	5.00% 12/01/09	10,375,000	10,748,604
Jefferson County, Colorado, School Disctrict General Obligation Bonds, (MBIA)
	6.50% 12/15/11	10,000,000	11,201,000
Los Angeles, California, Department of Water & Power Revenue Bonds, Series B, (MBIA)
	5.00% 07/01/13	10,000,000	10,833,000
Main Street Natural Gas, Inc., Georgia, Series A
	5.13% 09/15/17	1,000,000	1,007,910
	5.25% 09/15/18	1,000,000	1,013,830
Massachusetts State General Obligation Bonds
	3.84% 11/01/25(c)	10,000,000	9,429,800
Miami-Dade County, Florida, Transit Sales Surtax Revenue Bonds, (XLCA)
	5.00% 07/01/19	5,040,000	5,314,680
Michigan State Building Authority Revenue Bonds, Facilities Program, Series I, (FSA)
	5.25% 10/15/14	10,000,000	10,927,900
Nassau County, New York, Interim Finance Authority Revenue Bonds, Sales Tax Revenue, Series B, (AMBAC)
	5.00% 11/15/14	5,720,000	6,181,089

2

		Principal Amount	Value
TAX-EXEMPT SECURITIES – (continued)
New Jersey State General Obligation Bonds, Series D
	6.00% 02/15/11	10,000,000	10,830,800
New Jersey State Tobacco Settlement Financing Corporation Revenue Bonds, Series 1A,
	4.25% 06/01/11	3,000,000	2,991,420
	4.50% 06/01/23	6,945,000	6,371,273
New Jersey State Transportation Trust Fund Authority Revenue Bonds, (FSA-CR)
	5.25% 12/15/22	4,000,000	4,515,200
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Grant Anticipation Bonds, Series A, (FGIC)
	5.00% 06/15/10	9,530,000	9,950,463
New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series A, (FSA)
	5.38% 06/15/16	10,000,000	10,771,400
New York State Dormitory Authority Revenue Bonds, State Court Facilities, Series A, (AMBAC)
	5.25% 05/15/18	6,000,000	6,663,660
New York State Dormitory Authority Revenue Bonds, State University Educational Facilities, Series B, (FSA-CR)
	5.25% 05/15/11	10,000,000	10,651,000
Ohio Buckeye Tobacco Settlement Financing Authority, Series A-2,
	5.13% 06/01/24	2,000,000	1,890,560
Palm Beach County, Florida, Public Improvement Revenue Revenue Bonds, Parking Facilities Expansion Project, (MBIA)
	5.00% 12/01/26	5,790,000	6,026,406
Pennsylvania State, General Obligation Bonds, Series 4
	5.00% 07/01/09	5,070,000	5,216,168
Puerto Rico Commonwealth Public Buildings Authority Revenue Guaranteed Bonds, Government Facilities, Series M-1
	5.75% 07/01/17	3,000,000	3,261,900
Puerto Rico Commonwealth Public Improvement General Obligation Bonds, Series B
	5.25% 07/01/16	5,000,000	5,258,850
San Antonio, Texas, Electric & Gas Revenue Bonds, Series A
	5.25% 02/01/16	5,190,000	5,349,022

3

		Principal Amount	Value
TAX-EXEMPT SECURITIES – (continued)
San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue Bonds, Series A, (MBIA)(a)
	0.00% 01/15/12	7,600,000	6,596,268
South Carolina State Highway General Obligation Bonds, Series B
	5.00% 04/01/16	5,000,000	5,293,500
South Carolina State Public Service Authority Revenue Bonds, Series A, (FSA)
	5.50% 01/01/11	10,000,000	10,658,900
St. Louis, Missouri, Airport Revenue Bonds, Lambert International Airport, Series A, (FSA)
	5.00% 07/01/21	12,150,000	12,768,921
	5.00% 07/01/25	2,000,000	2,068,800
Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Senior Lien, Series A
	5.25% 12/15/23	2,000,000	1,966,040
Texas State Public Finance Authority General Obligation Bonds, Series A
	5.00% 10/01/23	4,815,000	4,990,459
Texas University Revenue Bonds, Series D
	5.00% 08/15/18	10,000,000	10,884,500
Triborough Bridge & Tunnel Authority, New York, Highway Revenue Bonds, Series B
	5.00% 11/15/20	6,000,000	6,347,340
Virginia State Public School Authority Revenue Bonds, 1997 Resolution, Series C
	5.00% 08/01/16	6,285,000	6,889,554
Virginia State Residential Authority Clean Water Revenue Bonds, Clean Water State Revolving Fund
	5.00% 10/01/17	3,760,000	4,171,457
Washington State Various Purposes General Obligation Bonds, Series R-03-A, (MBIA)
	5.00% 01/01/18	10,000,000	10,494,400

	TOTAL TAX-EXEMPT SECURITIES (Cost $349,734,532)		354,023,026

4

		Principal Amount	Value
TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS(d) – 5.79%
Contra Costa, California, Water District Revenue Bonds, Series J, (FGIC), (Prerefunded 10/01/09 @ 101)
	5.38% 10/01/29	6,125,000	6,432,291
Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (FSA), (Prerefunded 07/01/13 @ 100)
	5.00% 07/01/14	7,180,000	7,774,360
New York State Tobacco Settlement Asset Scuritization Corporation Revenue Bonds, Series 1, (Prerefunded 07/15/09 @ 101)
	6.38% 07/15/39	5,000,000	5,298,850
San Antonio, Texas, Electric & Gas Revenue Bonds, Series A, (Prerefunded 02/01/09 @ 101)
	5.25% 02/01/16	2,810,000	2,903,433

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $22,164,880)		22,408,934

REGISTERED INVESTMENT COMPANIES – 1.56%
	BlackRock Muni Fund (7day yield of 4.280%)	1	1

	Dreyfus Tax-Exempt Cash Fund (7day yield of 3.290%)	6,027,266	6,027,266

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $6,027,267)		6,027,267

5

TOTAL INVESTMENTS – 98.90% (cost of $377,926,679)(e)(f)	$382,459,227

Other Assets and Liabilities, Net – 1.10%	4,261,365

NET ASSETS – 100.00%	$386,720,592

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Directors, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investment in other open-end investment companies are value at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the value of this security, which is not illiquid, represents 0.5% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)	Cost for federal income tax purposes is $377,926,679.

(f)	Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$7,220,023	$(2,687,475)	$4,532,548

AMBAC	American Municipal Bond Assurance Corp
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Corp.
FSA-CR	Financial Security Assurance Custodial Receipts
MBIA	Municipal Bond Insurance Association
PSF-GTD	Public School Funds-Guaranteed
XLCA	XL Capital Assurance

6

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Long-Term Tax-Exempt Fund

		Principal Amount	Value*
Tax-Exempt Securities – 82.33%
California State Department of Water Residential Power Supply Revenue Bonds, Series A, (AMBAC)
	5.50% 05/01/14	$1,000,000	$1,093,390
California State, General Obligation Bonds,
	5.00% 12/01/37	1,000,000	1,006,960
California Statewide Communities Development Authority Revenue Bonds, Southern California Edison Co., Series A, (XLCA), (Mandatory Put 04/01/13 @ 100)
	4.10% 04/01/28	2,500,000	2,546,000
Cincinnati, Ohio, City School District General Obligation Bonds, Classroom Construction & Improvements, (FGIC)
	5.25% 12/01/30	1,000,000	1,106,520
Clark County, Nevada, School District General Obligation Bonds, Series A, (FSA)
	5.00% 06/15/15	2,000,000	2,168,600
Detroit, Michigan, City School District General Obligation Bonds School Building & Improvement, Series A, (FSA)
	5.00% 05/01/17	2,500,000	2,700,775
Indiana Health & Educational Facility Financing Authority Hospital Revenue Bonds, Clarian Health Obligation, Series A
	5.00% 02/15/39	650,000	608,199
Johnson City, Tennessee, Health & Educational Facilities Board Hospital Revenue Bonds, Mountain States Health Alliance, Series A
	5.50% 07/01/36	3,000,000	2,936,640
Los Angeles, California, Unified School District General Obligation Bonds, (FSA)
	5.00% 07/01/19	1,000,000	1,091,610
Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds,
	5.50% 09/01/36	1,500,000	1,371,150
Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Series A
	5.75% 09/01/34(a)	1,000,000	952,320
Michigan State Hospital Finance Authority Revenue Bonds, Henry Ford Health Systems, Series A
	5.25% 11/15/32	2,000,000	1,994,360
Montgomery, Alabama, Medical Clinic Board Health Care Facility Revenue Bonds, Jackson Hospital & Clinic
	4.75% 03/01/36	1,000,000	838,110

1

		Principal Amount	Value
Tax-Exempt Securities – (continued)
New Hampshire Health & Education Facilities Authority Revenue Bonds, The Memorial Hospital
	5.25% 06/01/36	$500,000	$451,635
New Jersey State Environmental Infrastructure Trust Revenue Bonds, Series C
	5.00% 09/01/18	980,000	1,085,918
New Jersey State Tobacco Settlement Financing Corporation Revenue Bonds, Series 1A
	4.50% 06/01/23	1,845,000	1,692,585
New York City, New York, General Obligation Bonds, Series M
	5.00% 04/01/22	2,000,000	2,074,920
New York City, New York, Industrial Development Agency Revenue Bonds, Yankee Stadium, (FGIC)
	5.00% 03/01/46	2,000,000	2,039,320
New York Metropolitan Transportation Authority Revenue Bonds, Series A, (AMBAC)
	5.50% 11/15/14	2,000,000	2,244,060
New York Metropolitan Transportation Authority Revenue Bonds, Series B
	5.00% 11/15/23	1,000,000	1,047,580
New York State Dormitory Authority Revenue Bonds, Non-State Supported Debt, New York University Hospital Center, Series A
	5.00% 07/01/20	2,000,000	1,919,180
New York State Environmental Facilities Revenue Bonds, Clean Water & Drinking Revolving Foods, 2nd Resolution
	5.00% 06/15/26	2,000,000	2,083,880
Ohio State, Buckeye Tobacco Settlement Financing Authority, Series A-2
	5.88% 06/01/47	750,000	718,432
Puerto Rico Commonwealth Infrastructure Financing Authority, Series C, (AMBAC)
	5.50% 07/01/27	1,000,000	1,102,770
Puerto Rico Public Buildings Authority Revenue, Series M-1,
	6.25% 07/01/31	2,000,000	2,268,240
Purdue University, Indiana, Certificates of Participation
	5.25% 07/01/22	2,000,000	2,219,420

2

		Principal Amount	Value
Tax-Exempt Securities – (continued)
San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue Bonds, Series A, (MBIA)
	0.00%(b) 01/15/12	$2,500,000	$2,169,825
Seneca Nation Indians, New York, Capital Improvements Authority, Special Obligation Revenue Bonds, Series A
	5.00% 12/01/23(a)	1,000,000	890,790
St. Louis, Missouri, Airport Revenue Bonds, Lambert International Airport, Series A, (FSA)
	5.00% 07/01/20	1,500,000	1,584,780
Tennessee Energy Acquisition Corp. Gas Revenue Bonds, Series A
	5.25% 09/01/26	1,250,000	1,251,387
University of California Revenue Bonds, Series J, (MBIA)
	5.00% 05/15/12	1,500,000	1,605,060
University of Texas Revenue Bonds, Series D
	5.00% 08/15/18	1,000,000	1,088,450

	Total Tax-Exempt Securities (Cost $50,841,275)		49,952,866
Tax-Exempt Securities – Escrowed in U.S. Governments (c) – 16.92%
Chicago, Illinois, General Obligation Bonds, (FGIC) (Partially Prerefunded)
	5.25% 01/01/28	2,000,000	2,053,680
Houston, Texas, Water & Sewer System Revenue Bonds, Series A, (FSA) (Prerefunded 12/01/12 @ 100)
	5.00% 12/01/30	3,000,000	3,236,700
Long Island Power Authority, New York Electric System Revenue Bonds, Series A, (FSA) (Escrowed to Maturity)
	5.25% 12/01/14	2,000,000	2,228,900
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Systems, Series C, (Prerefunded 06/15/13 @ 100)
	5.50% 06/15/23	1,000,000	1,109,050
Pennsylvania State General Obligation Bonds, 2nd Series, (FSA) (Prerefunded 05/01/12 @ 100)
	5.50% 05/01/16	1,500,000	1,635,330

	Total Tax-Exempt Securities – Escrowed in U.S. Governments (Cost $9,910,471)		10,263,660

		Shares
Registered Investment Companies – 0.04%
	BlackRock Muni Fund (7 day yield of 1.88%)	1	1

3

		Shares	Par
Registered Investment Companies – (continued)
	Dreyfus Tax Exempt Cash Fund (7 day yield of 3.05%)	24,208	$24,208

	Total Registered Investment Companies (Cost $24,209)		24,209

	Total Investments – 99.29% (Cost $60,775,955)(d)(e)		60,240,735

	Other Assets & Liabilities, Net – 0.71%		431,023

	Net Assets – 100.00%		$60,671,758

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Directors, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities, which are not illiquid, amounted to $1,843,110, which represents 3.04% of net assets.

(b)	Zero coupon bond.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	Cost for federal income tax purposes is $60,775,955.

(e)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$706,529	$(1,241,749)	$(535,220)

Acronym	Name
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
MBIA	Municipal Bond Insurance Association
XLCA	XL Capital Assurance

4

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	New York Intermediate-Term Tax-Exempt Fund

		Principal Amount	Value*
Tax-Exempt Cash Equivalent Securities – 2.24%
Babylon, New York, Industrial Development Agency Resources Recovery Revenue, Adjustable Refunding, Covanta Energy Corp., (FSA/JPMORGAN CHASE BANK)
	3.38% 01/01/19(a)	$1,500,000	$1,500,000
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, (DEXIA CREDIT LOCAL)
	3.25% 11/01/35(a)	1,700,000	1,700,000

	Total Tax-Exempt Cash Equivalent Securities (Cost $3,200,000)		3,200,000
Tax-Exempt Securities – 75.10%
Babylon, New York, General Obligation Bonds, (AMBAC)
	5.00% 01/01/13	2,565,000	2,759,581
New York City, New York, Metropolitan Transportation Authority Revenue Bonds, Series B
	5.00% 11/15/22	1,500,000	1,578,735
Nassau County, New York, Industrial Development Agency, The Amsterdam Harborside, Series A
	5.88% 01/01/18	250,000	247,675
Nassau County, New York, Interim Finance Authority, Sales Tax Revenue Bonds, Series H, (AMBAC)
	5.25% 11/15/15	5,000,000	5,518,250
New York City, New York, General Obligation Bonds, Series C
	5.00% 01/01/15	4,000,000	4,295,160
New York City, New York, General Obligation Bonds, Series G
	5.00% 12/01/19	2,430,000	2,557,478
New York City, New York, Industrial Development Agency Revenue Bonds, Queens Baseball Stadium, (AMBAC)
	5.00% 01/01/19	850,000	906,432
New York City, New York, Industrial Development Agency Revenue Bonds, Queens Baseball Stadium, (AMBAC)
	5.00% 01/01/20	1,000,000	1,059,440
New York City, New York, Industrial Development Agency Revenue Bonds, Yankee Stadium Project, (MBIA)
	5.00% 03/01/15	1,150,000	1,242,023

1

		Principal Amount	Value
Tax-Exempt Securities – (continued)
New York City, New York, Metropolitan Transportation Authority Revenue Bonds, (CIFG)
	5.00% 11/15/22	$2,280,000	$2,427,744
New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series A, (FSA)
	5.38% 06/15/16	5,000,000	5,385,700
New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series D
	5.13% 06/15/19	4,000,000	4,233,160
New York City, New York, Transitional Finance Authority Revenue Bonds, Series A-1
	5.00% 11/01/19	3,000,000	3,216,030
New York City, New York, Transitional Finance Authority Revenue Bonds, Series B
	5.25% 08/01/17	2,000,000	2,177,120
New York City, New York, Transitional Finance Authority Revenue Bonds, Series S-1
	5.00% 07/15/11	3,000,000	3,179,190
New York City, New York, Transitional Finance Authority Revenue Bonds, Series S-2
	5.00% 01/15/21	4,300,000	4,583,069
New York State Dormitory Authority Revenue Bonds, New York University, Series A
	5.00% 07/01/10	1,000,000	1,006,060
New York State Dormitory Authority Revenue Bonds, New York University, Series A
	5.00% 07/01/12	1,000,000	1,003,590
New York State Dormitory Authority Revenue Bonds, New York University, Series A
	5.50% 05/15/19	2,500,000	2,805,350
New York State Dormitory Authority Revenue Bonds, New York University, Series A, (AMBAC)
	5.75% 07/01/12	5,000,000	5,523,800
New York State Environmental Facilities Revenue Bonds, NYC Municipal Water Project, Series K
	5.00% 06/15/12	6,000,000	6,435,300
New York State Local Government Assistance Corporation Revenue Bonds, Series A-1, (FSA)
	5.00% 04/01/12	5,000,000	5,348,600

2

		Principal Amount	Value
Tax-Exempt Securities – (continued)
New York State Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, (MBIA)
	5.00% 10/15/22	$6,500,000	$6,862,245
New York State Tollway Authority, Highway & Bridge Trust Fund Revenue Bonds, Series B, (AMBAC)
	5.00% 04/01/19	2,500,000	2,677,700
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series B
	5.25% 11/15/13	2,015,000	2,217,467
Oneida County, New York Industrial Development Agency, Civic Facility Revenue Bonds, Hamilton College, PJ-Series A
	0.00% (b) 07/01/18	500,000	321,150
Onondaga County, New York, Water Authority Water Revenue Bonds, Series A, (AMBAC)
	5.00% 09/15/22	895,000	948,646
Onondaga County, New York, Water Authority Water Revenue Bonds, Series A, (AMBAC)
	5.00% 09/15/23	940,000	990,271
Puerto Rico Commonwealth Infrastructure Financing Authority, Series C, (AMBAC)
	5.50% 07/01/27	1,000,000	1,102,770
Puerto Rico Electric Power Authority Revenue Bonds, Series BB, (MBIA)
	6.00% 07/01/11	5,000,000	5,415,250
Puerto Rico Public Buildings Authority Revenue, Series M-1
	6.25% 07/01/23	3,000,000	3,397,680
Puerto Rico Public Improvement General Obligation Bonds, Series A
	5.25% 07/01/22	1,500,000	1,535,100
Seneca Nation Indians, New York, Capital Improvements Authority, Special Obligation Revenue Bonds, Series A
	5.00% 12/01/23(c)	2,500,000	2,226,975
Seneca Nation Indians, New York, Capital Improvements Authority, Special Obligation Revenue Bonds, Series A
	5.25% 12/01/16(c)	1,000,000	1,012,740
Suffolk County, New York, Public Improvement General Obligation Bonds, Series A, (CIFG)
	5.00% 05/01/08	2,000,000	2,012,760

3

		Principal Amount	Value
Tax-Exempt Securities – (continued)
Troy, New York, Industrial Development Authority Civic Facility Revenue Bonds, Rensselaer Polytech, Series E, (XLCA), (Mandatory Put 09/01/11 @ 100)
	4.05% 04/01/37	$3,750,000	$3,803,475
Yonkers, New York, General Obligation Bonds, Series B, (MBIA)
	5.00% 08/01/21	2,425,000	2,565,941
Yonkers, New York, General Obligation Bonds, Series B, (MBIA)
	5.00% 08/01/22	2,545,000	2,684,415

	Total Tax-Exempt Securities (Cost $106,008,953)		107,264,072
Tax-Exempt Securities – Escrowed in U.S. Governments (d) – 17.72%
Long Island Power Authority, New York Electric Systems Revenue Bonds, Series A, (FSA) (Escrowed to Maturity)
	5.25% 12/01/14	5,000,000	5,572,250
Metropolitan Transportation Authority New York Dedicated Tax Revenue Bonds, Series A, (FGIC) (Prerefunded 04/01/10 @ 100)
	5.88% 04/01/21	3,300,000	3,500,310
New York State Metropolitan Transportation Authority Revenue Bonds, Service Contract, Series 8, (FSA) (Prerefunded 07/01/13 @ 100)
	5.38% 07/01/21	6,000,000	6,634,260
New York State Tobacco Settlement Asset Securitization Corporation Revenue Bonds, Series 1, (Prerefunded 07/15/09 @ 101)
	6.38% 07/15/39	4,210,000	4,461,632
New York State Tollway Authority, Highway & Bridge Trust Fund Revenue Bonds, Series B, (AMBAC) (Prerefunded 04/01/09 @ 100)
	5.25% 04/01/24	5,000,000	5,142,350

	Total Tax-Exempt Securities – Escrowed in U.S. Governments (Cost $25,018,380)		25,310,802

		Shares
Registered Investment Companies – 4.15%
	BlackRock Muni Fund (7 day yield of 1.88%)	5,923,554	5,923,554
	Dreyfus New York Tax Exempt Cash Fund (7 day yield of 3.02%)	1	1

	Total Registered Investment Companies (Cost $5,923,555)		5,923,555

4

Total Investments – 99.21% (Cost $140,150,888)(e)(f)	$141,698,429

Other Assets & Liabilities, Net – 0.79%	1,126,809

Net Assets – 100.00%	$142,825,238

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Directors, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

(b)	Zero Coupon Bond.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities, which are not illiquid, amounted to $3,239,715, which represents 2.27% of net assets.

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)	Cost for federal income tax purposes is $140,150,888.

(f)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,932,516	$(384,975)	$1,547,541

Acronym	Name
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Corp.
MBIA	Municipal Bond Insurance Association
XLCA	XL Capital Assurance

5

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	New York Tax-Exempt Money Fund

		Principal Amount	Value*
TAX-EXEMPT CASH EQUIVALENT SECURITIES – 71.81%
Babylon, New York, Industrial Development Agency Resources Recovery Revenue, Covanta Energy Corp., (FSA/JPMORGAN CHASE BANK),
	3.38% 01/01/19(a)	$8,820,000	$8,820,000
Edgemont, New York, Union Free School District of Greenburgh, General Obligation Tax Bond Anticipation Notes,
	3.75% 01/18/08	4,000,000	4,000,217
Haverstraw, New York, Bond Anticipation Notes,
	4.38% 03/14/08	10,000,000	10,020,056
Long Island, New York, Power Authority Revenue Bonds, Series 7-B, (MBIA/FORTIS BANK S.A.),
	3.34% 04/01/25(a)	4,770,000	4,770,000
Nassau County, New York, Interim Finance Authority Revenue Bonds, Series A, (FSA/DEXIA CREDIT LOCAL),
	3.35% 11/15/22(a)	4,070,000	4,070,000
New York & New Jersey, Port Authority Special Obligation Revenue, Series 2, (JPMORGAN CHASE BANK),
	3.57% 05/01/19(a)	4,000,000	4,000,000
New York & New Jersey, Port Authority Special Obligation Revenue, Series 5, (BAYERISCHE LANDESBANK),
	3.56% 08/01/24(a)	9,500,000	9,500,000
New York City, New York, General Obligation Bonds, PUTTERS, Series 2397, (PNC BANK N.A.),
	3.46% 04/01/14(a)(b)	6,500,000	6,500,000
New York City, New York, Housing Development Corporation, Multi Family Mortgage Revenue Bonds, 201 Pearl LLC, Series A, (FNMA),
	3.45% 10/15/41(a)	19,900,000	19,900,000
New York City, New York, Municipal Water Extendable Commercial Paper, Series 7,
	3.48% 02/05/08	4,500,000	4,500,000
New York City, New York, Municipal Water Finance Authority Revenue Bonds, Water & Sewer Systems, Floating Rate Certificates, Series 726X, (MBIA/MORGAN STANLEY),
	3.48% 06/15/27(a)(b)	4,455,000	4,455,000

1

		Principal Amount	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES – (continued)
New York City, New York, Municipal Water Finance Authority Revenue Bonds, Water & Sewer Systems, PUTTERS, Series 2380, (JPMORGAN CHASE BANK),
	3.47% 06/15/13(a)(b)	$5,000,000	$5,000,000
New York City, New York, Municipal Water Finance Authority Revenue Bonds, Water & Sewer Systems, Series AA-1,(STATE STREET BANK & TRUST CO./CALSTERS)
	3.53% 06/15/32(a)	3,400,000	3,400,000
New York City, New York, Municipal Water Finance Authority Revenue Bonds, Water & Sewer Systems, Series BB-1, (FORTIS BANK S.A.),
	3.45% 06/15/36(a)	11,700,000	11,700,000
New York City, New York, Municipal Water Finance Authority Revenue Bonds, Water & Sewer Systems, Series F-2, (JPMORGAN CHASE BANK),
	3.34% 06/15/33(a)	2,000,000	2,000,000
New York City, New York, Transitional Finance Authority Revenue Bonds, EAGLE, Class A, (BAYERISCHE LANDESBANK),
	3.48% 11/01/30(a)(b)	19,700,000	19,700,000
New York City, New York, Transitional Finance Authority Revenue Bonds, Floating Rate Certificates, Series 536, (MBIA/MORGAN STANLEY),
	3.48% 05/01/15(a)(b)	11,284,500	11,284,500
New York City, New York, Transitional Finance Authority Revenue Bonds, Floating Rate Certificates, Series N-11, (LEHMAN BROTHERS),
	3.50% 02/01/14(a)(b)	3,675,000	3,675,000
New York City, New York, Transitional Finance Authority Revenue Bonds, PUTTERS, Series 468, (MBIA/JPMORGAN CHASE BANK),
	3.52% 02/01/11(a)(b)	6,205,000	6,205,000
New York City, New York, Transitional Finance Authority Revenue Bonds, ROCS, Series 10292, (CITIGROUP FINANCIAL PRODUCTS),
	3.49% 02/01/31(a)(b)	11,050,000	11,050,000

2

		Principal Amount	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES – (continued)
New York City, New York, Transitional Finance Authority Revenue Bonds, Series C, (BAYERISCHE LANDESBANK),
	3.67% 05/01/28(a)	$900,000	$900,000
New York City, New York, Transitional Finance Authority Revenue Bonds, Series C-5, (CITIBANK N.A.),
	3.67% 08/01/31(a)	900,000	900,000
New York City, New York, Transitional Finance Authority Revenue Bonds, Sub-Series 2-D, (LLOYDS TSB BANK PLC),
	3.35% 11/01/22(a)	3,700,000	3,700,000
New York State, Dormitory Authority, Commercial Paper, Columbia University,
	2.73% 05/09/08	5,000,000	5,000,000
New York State, Dormitory Authority, Commercial Paper, Columbia University,
	3.37% 03/06/08	7,000,000	7,000,000
New York State, Dormitory Authority, Commercial Paper, Cornell University,
,	2.70% 03/07/08	10,000,000	10,000,000
New York State, Dormitory Authority Revenue Bonds, Cornell University, Series B, (JPMORGAN CHASE BANK),
	3.35% 07/01/30(a)	5,315,000	5,315,000
New York State, Dormitory Authority Revenue Bonds, Cornell University, Series B, (MORGAN GUARANTY TRUST),
	3.73% 07/01/25(a)	1,300,000	1,300,000
New York State, Dormitory Authority Revenue Bonds, Secondary Issues, EAGLE, Class A, (CITIBANK N.A.),
	3.48% 03/15/37(a)(b)	12,600,000	12,600,000
New York State, Environmental Facilities Corporation, Clean Water Revenue Bonds, P-Floats, Series 1165, (MERRILL LYNCH CAPITAL SERVICES),
	3.54% 07/15/33(a)(b)	11,650,000	11,650,000
New York State, Environmental Facilities Corporation, Clean Water Revenue Bonds, PUTTERS, Series 1372, (JPMORGAN CHASE BANK),
	3.47% 06/15/14(a)(b)	7,705,000	7,705,000
New York State, Great Neck North Water Authority Revenue Bonds, Series A (FGIC/STATE STREET BANK & TRUST CO.),
	3.50% 01/01/20(a)	4,681,000	4,681,000

3

		Principal Amount	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES – (continued)
New York State, Local Government Assistance Corporation Revenue Bonds, Refunding, Series A-6V, (FSA/KBC BANK N.V.),
	3.35% 04/01/18(a)	$10,500,000	$10,500,000
New York State, Local Government Assistance Corporation Revenue Bonds, Series 3-V, (FGIC/LANDESBANK HESSEN-THURINGEN),
	3.33% 04/01/24(a)	5,705,000	5,705,000
New York State, Metropolitan Transportation Authority Revenue Bonds, Refunding, Series B, (FSA/DEXIA CREDIT LOCAL),
	3.35% 11/01/22(a)	14,750,000	14,750,000
New York State, Metropolitan Transportation Authority Revenue Bonds, Series D-1, (AMBAC/WACHOVIA BANK N.A.),
	3.50% 11/01/34(a)	11,180,000	11,180,000
New York State, Metropolitan Transportation Authority Revenue Bonds, Series D-2, (AMBAC/WACHOVIA BANK N.A.),
	3.42% 11/01/34(a)	3,000,000	3,000,000
New York State, Mortgage Agency Revenue Bonds, Floater, Series 1199,(MORGAN STANLEY),
	3.48% 10/01/27(a)(b)	5,055,000	5,055,000
New York State, PFLOATS, Series 486, (BNP PARIBAS),
	3.44% 06/15/20(a)(b)	13,905,000	13,905,000

New York State, Power Authority, General Obligation Bonds, (BANK OF NEW YORK/JPMORGAN CHASE BANK/BANK OF NOVA SCOTIA/BAYERISCHE LANDESBANK/LANDESBANK BADEN-WURTTEMBERG/WACHOVIA BANK N.A.,/STATE STREET BANK & TRUST CO.)

	3.35% 01/18/08	10,000,000	10,000,000
New York State, Power Authority, General Obligation Bonds,
	3.48% 01/15/08	10,000,000	10,000,000
New York State, Power Authority, General Obligation Bonds, (BANK OF NOVA SCOTIA),
	3.64% 03/01/20(a)	12,000,000	12,000,000
New York State, Reset Optional Certificates Trust II-R, ROCS, Series R-664, (CITIBANK N.A.),
	3.49% 10/01/35(a)(b)	4,600,000	4,600,000

4

		Principal Amount	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES – (continued)
New York State, Sales Tax Asset Receivable Corporation Revenue Bonds, PUTTERS, Series 564, (MBIA/JPMORGAN CHASE BANK),
	3.47% 10/15/12(a)(b)	$14,675,000	$14,675,000
New York State, Thruway Authority Revenue Bonds, PUTTERS, Series 2032, (AMBAC/JPMORGAN CHASE BANK),
	3.47% 10/01/13(a)(b)	8,495,000	8,495,000
New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, (DEXIA CREDIT LOCAL),
	3.35% 11/01/35(a)	17,085,000	17,085,000
New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, (DEXIA CREDIT LOCAL),
	3.42% 01/01/33(a)	6,700,000	6,700,000
New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series F, (ABN AMBRO BANK N.V.),
	3.42% 11/01/32(a)(b)	12,400,000	12,400,000
New York State, UBS Municipal Certificates, CURVES,(BANK OF NEW YORK),
	3.46% 03/01/15(a)(b)	7,000,000	7,000,000
New York State, Urban Development Corp. Revenue Bonds, ROCS, Series 12188, (BANK OF NEW YORK),
	3.55% 03/15/35(a)(b)	18,460,000	18,460,000
Niagara Falls, New York, Bridge Commission Toll Authority Revenue Bonds, Series A, (FGIC/DEXIA CREDIT LOCAL),
	3.38% 10/01/19(a)	5,700,000	5,700,000
Oneida County, New York, Industrial Development Agency Revenue Bonds, Hamilton College, (MBIA/BANK OF NEW YORK),
	3.50% 09/15/32(a)	4,685,000	4,685,000
Putnam County, New York, General Obligation Bonds, Tax Anticipation Notes,
	3.60% 10/29/08	8,000,000	8,019,184
Sag Harbor, New York, School District General Obligation, Tax Anticipation Notes,
	3.75% 06/30/08	4,000,000	4,004,437

5

		Principal Amount	Value
Suffolk County, New York, Tax Anticipation Notes,
	3.50% 08/14/08(c)	$6,400,000	$6,427,008

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (cost of $439,646,402)		439,646,402
TAX-EXEMPT CASH EQUIVALENT SECURITIES – BACKED BY LETTERS OF CREDIT – 28.81%
Long Island, New York, Power Authority Revenue Bonds, Series 1-A, (BAYERISCHE LANDESBANK/LANDESBANK BADEN-WURTTEMBERG),
	3.35% 05/01/33(a)	1,000,000	1,000,000
Monroe County, New York, Industrial Development Agency Revenue Bonds, Civic Facilities, Greater Rochester YMCA Project, (MANUFACTURERS & TRADERS),
	3.47% 04/01/31(a)	4,560,000	4,560,000
New York City, New York, Industrial Development Agency Revenue Bonds, Lycee Francais de New York, Series B, (JPMORGAN CHASE BANK),
	3.70% 06/01/32(a)	1,300,000	1,300,000
New York City, New York, General Obligation Bonds, Sub-Series A-6, (LANDESBANK BADEN-WURTTEMBERG),
	3.37% 08/01/31(a)	2,780,000	2,780,000
New York City, New York, General Obligation Bonds, Sub-Series A-7, (MORGAN GUARANTY TRUST),
	3.45% 08/01/21(a)	700,000	700,000
New York City, New York, General Obligation Bonds, Sub-Series B-8, (BAYERISCHE LANDESBANK),
	3.40% 08/15/24(a)	3,690,000	3,690,000
New York City, New York, General Obligation Bonds, Sub-Series C-3, (BNP PARIBAS),
	3.35% 08/01/20(a)	8,300,000	8,300,000
New York City, New York, General Obligation Bonds, Sub-Series C-5, (BANK OF NEW YORK),
	3.38% 08/01/20(a)	2,350,000	2,350,000
New York City, New York, General Obligation Bonds, Sub-Series E-4, (FORTIS BANK S.A.),
	3.53% 08/01/22(a)	6,450,000	6,450,000
New York City, New York, General Obligation Bonds, Sub-Series H-2, (BANK OF NEW YORK),
	3.38% 03/01/34(a)	4,035,000	4,035,000

6

		Principal Amount	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES – BACKED BY LETTERS OF CREDIT – (continued)
New York City, New York, General Obligation Bonds, Sub-Series H-2, (DEXIA CREDIT LOCAL),
	3.57% 01/01/36(a)	$20,000	$20,000
New York City, New York, General Obligation Bonds, Sub-Series H-3, (BANK OF NEW YORK),
	3.35% 03/01/34(a)	8,500,000	8,500,000
New York City, New York, Industrial Development Agency Revenue Bonds, Civic Facilities, Jewish Community Center Project, (MANUFACTURERS & TRADERS),
	3.47% 03/01/30(a)	8,800,000	8,800,000
New York City, New York, Series I, Subseries I-4, (BANK OF NEW YORK),
	3.34% 04/01/36(a)	9,000,000	9,000,000
New York State, Dormitory Authority Revenue Bonds, Catholic Health Systems Obligations, Series C, (HSBC BANK USA N.A.),
	3.37% 07/01/22(a)	6,535,000	6,535,000
New York State, Dormitory Authority Revenue Bonds, Oxford University Press, Inc., (LANDESBANK HESSEN-THURINGEN),
	3.73% 07/01/23(a)	5,100,000	5,100,000
New York State, Energy Research & Development Authority Revenue Bonds, Consolidated Edison Co., Sub-Series A-1, (WACHOVIA BANK N.A.),
	3.39% 05/01/39(a)	9,500,000	9,500,000
New York State, Environmental Facilities Corporation, Clean Water Revenue Bonds, (JPMORGAN CHASE BANK/BAYERISCHE LANDESBANK/LANDESBANK HESSEN-THURINGEN),
	3.38% 02/06/08	8,800,000	8,800,000
New York State, Environmental Quality General Obligation Bonds, (BAYERISCHE LANDESBANK/LANDESBANK HESSEN-THURINGEN),
	3.05% 03/06/08	12,000,000	12,000,000
	3.34% 02/13/08	3,600,000	3,600,000
New York State, Housing Finance Agency Revenue Bonds, Series E, (BNP PARIBAS),
	3.40% 03/15/27(a)	1,000,000	1,000,000
New York State, Housing Finance Agency Revenue Bonds, Series I, (LANDESBANK HESSEN-THURINGEN),
	3.35% 03/15/31(a)	23,400,000	23,400,000

7

		Principal Amount	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES – BACKED BY LETTERS OF CREDIT – (continued)
New York State, Local Government Assistance Corporation Revenue Bonds, Series C, (LANDESBANK HESSEN-THURINGEN),
	3.35% 04/01/25(a)	$6,500,000	$6,500,000
New York State, Local Government Assistance Corporation Revenue Bonds, Series D, (SOCIETE GENERALE),
	3.35% 04/01/25(a)	2,980,000	2,980,000
New York State, Local Government Assistance Corporation Revenue Bonds, Series E, (LANDESBANK HESSEN-THURINGEN),
	3.35% 04/01/25(a)	3,800,000	3,800,000
New York State, Metropolitan Transportation Authority Revenue Bonds, (ABN)
	3.36% 03/05/08	20,000,000	20,000,000
New York State, Metropolitan Transportation Authority Revenue Bonds, Sub-Series E-1, (FORTIS BANK S.A.),
	3.37% 11/01/35(a)	5,300,000	5,300,000
New York State, Metropolitan Transportation Authority Revenue Bonds, Sub-Series E-2, (FORTIS BANK SA),
	3.40% 11/01/35(a)	2,000,000	2,000,000
New York State, Metropolitan Transportation Authority Revenue Bonds, Sub-Series G-2, (BNP PARIBAS),
	3.65% 11/01/26(a)	4,400,000	4,400,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES-BACKED BY LETTERS OF CREDIT (cost of $176,400,000)		176,400,000

		Shares
REGISTERED INVESTMENT COMPANIES – 0.92%
	BlackRock Institutional New York Money Market Fund (7 day yield of 4.53%)	5,648,593	5,648,593
	Dreyfus New York Tax Exempt Fund (7 day yield of 3.02%)	1	1

	TOTAL REGISTERED INVESTMENT COMPANIES (cost of $5,648,594)		5,648,594

8

TOTAL INVESTMENTS – 101.54% (cost of $621,694,996)(d)	$621,694,996

OTHER ASSETS & LIABILITIES, NET – (1.54)%	(9,459,831)

NET ASSETS – 100.00%	$612,235,165

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Directors continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Directors has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Directors deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share.  In the event such deviation exceeds half of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Investments in other open-end investment companies are valued at net asset value.

(a)

Variable rate obligations maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate shown reflects the rate at December 31, 2007.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities, which are not illiquid, amounted to $184,414,500, which represents 30.12% of net assets.

(c)	Security purchased on a delayed delivery basis.

(d)	Cost for federal income tax purposes is $621,694,996.

Acronym	Name
AMBAC	Ambac Assurance Corp.
CALSTERS	California State Teachers Retirement System
CURVES	Custodial Residual and Variable Securities
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
PFLOATS	Puttable Floating Option Tax Exempt Receipts
PUTTERS	Puttable Tax Exempt Receipts
ROCS	Reset Option Certificates

9

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Short-Term Tax-Exempt Securities Fund

		Principal Amount	Value*
TAX-EXEMPT SECURITIES– 88.44%
Alaska State Housing Finance Corporation, Series B, (MBIA)
	3.44% 12/01/30(a)	$1,585,000	$1,585,000
California State General Obligation Bonds
	5.00% 06/01/08	2,000,000	2,016,700
	5.00% 04/01/11	1,850,000	1,946,958
District of Columbia General Obligation Bonds, Series C
	4.00% 06/01/10	2,000,000	2,028,500
Fairfax County, Virginia, Refunding & Public Improvement General Obligation Bonds, Series A
	5.25% 04/01/08	5,000,000	5,028,550
Florida Hurricane Catastrophe Fund, Series A
	5.00% 07/01/09	1,500,000	1,539,465
Illinois State Housing Development Authority Multi-Family Revenue Bonds, Series G
	3.70% 07/01/08	890,000	891,273
	3.85% 01/01/09	800,000	802,960
	3.90% 01/01/10	1,810,000	1,821,783
Jacksonville, Florida, Electric Authority Revenue Bonds, Series 18
	5.00% 10/01/08	3,850,000	3,905,363
Louisiana Public Facilities Authority Revenue Bonds, Hurricane Recovery Program, (AMBAC)
	5.00% 06/01/11	2,000,000	2,112,940
Memphis, Tennessee, General Obligation Bonds, Series B, (MBIA)
	5.00% 11/01/08	5,035,000	5,119,135
Miami Dade County, Florida, Aviation Revenue Bonds, Refunding Miami International Airport, Series D, (FSA)
	5.00% 10/01/10	1,745,000	1,819,948
Michigan Municipal Bond Authority Revenue Bonds, Refunding School Loan, Series A
	5.25% 06/01/10	1,900,000	1,991,200
Montgomery County, Texas, General Obligation Bonds, Series B, (FSA), (Mandatory Put 09/01/08 @ 100)
	5.00% 03/01/28	2,000,000	2,025,600

1

		Principal Amount	Value
TAX-EXEMPT SECURITIES– (continued)
Montgomery County, Texas, General Obligation Bonds, Series B, (FSA), (Mandatory Put 09/01/10 @ 100)
	5.00% 03/01/29	$2,500,000	$2,598,450
New Jersey State Tobacco Settlement Financing Corporation Revenue Bonds, Series 1A
	4.13% 06/01/10	2,000,000	1,996,980
New York City, New York, Series E
	5.00% 08/01/10	2,045,000	2,132,424
New York State Metropolitan Transportation Authority Revenue Bonds, Series H
	5.25% 11/15/10	6,000,000	6,311,160
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (MBIA-IBC-BNY)
	6.00% 01/01/11	5,000,000	5,400,400
New York State Urban Development Corporation, Series A
	5.50% 01/01/17	2,325,000	2,463,826
Pennsylvania State Turnpike Commission, Bond Anticipation Notes, Series A, (AMBAC)
	4.00% 10/15/09	1,000,000	1,007,550
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series A
	5.00% 07/01/11	1,250,000	1,294,575
Reedy Creek, Florida, Improvement District Utilities Revenue Bonds, Series 2, (MBIA)
	5.25% 10/01/10	3,000,000	3,161,310
Reno, Nevada, Hospital Revenue Bonds, Renown Regional Medical Center Project, Series A
	5.00% 06/01/11	650,000	669,500
	5.00% 06/01/12	815,000	841,006
	5.00% 06/01/13	500,000	517,465
Richmond County, Georgia, Board of Education, Sales Tax Revenue Bonds
	5.00% 10/01/10	2,000,000	2,100,420
San Antonio, Texas, Electric & Gas Systems Revenue Bonds, Series A
	5.00% 02/01/10	5,000,000	5,185,700

2

		Principal Amount	Value
TAX-EXEMPT SECURITIES – (continued)
South Carolina State Transportation Infrastructure, Bank Revenue Bonds, Series A, (AMBAC)
	5.00% 10/01/09	$3,995,000	$4,126,595
Southeastern Virginia Public Services Authority Revenue Bonds, Series A, (MBIA)
	5.25% 07/01/10	3,000,000	3,144,420
Tennessee State Energy Acquisition Corporation Gas Revenue Bonds, Series A
	5.00% 09/01/09	3,750,000	3,823,050
Texas State Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Senior Lien, Series A
	5.00% 12/15/10	1,500,000	1,532,580
Texas State Transportation Commission Revenue Bonds, First Tier, Series A
	5.00% 04/01/12	3,000,000	3,202,380
Troy, New York, Industrial Development Authority Civic Facility Revenue Bonds, Rensselaer Polytech, Series E, (Mandatory Put 09/01/11 @ 100)
	4.05% 04/01/37	2,500,000	2,535,650
University of Delaware Revenue Bonds, Series B
	3.67% 11/01/26(a)	860,000	860,000

	TOTAL TAX-EXEMPT SECURITIES (Cost $89,015,428)		89,540,816
TAX-EXEMPT SECURITIES –ESCROWED IN U.S. GOVERNMENTS(b) – 6.45%
Atlanta, Georgia, Airport Facilities Revenue Bonds, Series A, (FGIC) (Pre-refunded 01/01/10 @ 101)
	5.50% 01/01/22	1,725,000	1,820,220
Chicago, Illinois, Sales Tax Revenue Bonds, (FGIC) (Prerefunded 01/01/09 @ 101)
	5.38% 01/01/30	4,565,000	4,714,869

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS(b) (Cost $6,507,524)		6,535,089

		Shares
REGISTERED INVESTMENT COMPANIES – 4.34%
	BlackRock Muni Fund (7 day yield of 1.880%)	1,000,001	1,000,001
	Dreyfus Tax-Exempt Cash Fund (7 day yield of 3.050%)	3,392,710	3,392,710

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $4,392,711)		4,392,711

3

Value
TOTAL INVESTMENTS – 99.23% (Cost $99,915,663)(c)(d)	$100,468,616

OTHER ASSETS & LIABILITIES, NET – 0.77%	780,631

NET ASSETS– 100.00%	$101,249,247

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Directors, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Cost for federal income tax purposes is $99,915,663.

(d)	Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$583,110	$(30,157)	$552,953

AMBAC	American Municipal Bond Assurance Corp.
BNY	Bank of New York
FGIC	Financial Guaranty Insurance Corp.
FSA	Financial Security Assurance
IBC	Insured Bond Certificates
MBIA	Municipal Bond Insurance Association
XLCA	XL Capital Assurance

4

INVESTMENT PORTFOLIO

December 31, 2007 (Unaudited)	Tax-Exempt Money Fund

		Principal Amount	Value*
TAX-EXEMPT CASH EQUIVALENT SECURITIES – 96.52%
Adams County, Colorado, School District Number 050 General Obligation Bonds, PFLOATS, Series 3804, (MBIA/MERRILL LYNCH CAPITAL SERVICES),
	3.59% 12/01/26(a)(b)	$16,425,000	$16,425,000
Arizona State, Agricultural Improvement & Power Distribution, Electrical Systems Revenue Bonds, Salt River Project, ROCS, Series 9198, (CITIGROUP FINANCIAL PRODUCTS),
	3.50% 01/01/37(a)(b)	5,180,000	5,180,000
Arizona State, Agricultural Improvement & Power Distribution, Electrical Systems Revenue Bonds, Salt River Project, Series 640, ROCS, (CITIBANK N.A.),
	3.50% 01/01/31(a)(b)	14,880,000	14,880,000
Arizona State, Highway Transportation Board Revenue Bonds, Floating Rate Certificates, Series 1539, (MORGAN STANLEY),
	3.50% 07/01/23(a)(b)	16,564,000	16,564,000
Austin, Texas, Water & Wastewater System Revenue Bonds, (FSA/LANDESBANK BADEN-WURTTEMBERG),
	3.43% 05/15/24(b)	48,350,000	48,350,000
Baltimore County, Maryland, Commercial Paper,
	3.00% 03/06/08	25,900,000	25,900,000
Boulder, Larimer, & Weld County, Colorado, School District General Obligation Bonds, Floating Rate Certificates, Series 1540, (FSA/MORGAN STANLEY),
	3.50% 12/15/26(a)(b)	31,550,000	31,550,000
Chicago, Illinois, General Obligation Bonds, PUTTERS, Series 1277, (FSA/JPMORGAN CHASE BANK),
	3.50% 01/01/14(a)(b)	27,940,000	27,940,000
Chicago, Illinois, General Obligation Bonds, PUTTERS, Series 1288, (FSA/JPMORGAN CHASE BANK),
	3.50% 01/01/14(a)(b)	15,605,000	15,605,000
Chicago, Illinois, General Obligation Bonds, Refunding, Series F, (MBIA/BANCO BILBOA VIZCAYA),
	3.42% 01/01/42(b)	20,000,000	20,000,000
Chicago, Illinois, Water Revenue, Series C-114, MERLOTS, (AMBAC/WACHOVIA BANK N.A.),
	3.50% 11/01/30(a)(b)	6,910,000	6,910,000

		Principal Amount	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES – (continued)
Colorado State, Regional Transportation District, Sales Tax Revenue Bonds, EAGLE, Class A, (AMBAC/CITIBANK N.A.),
	3.51% 11/01/36(a)(b)	5,000,000	5,000,000
Colorado State, Regional Transportation District, Sales Tax Revenue Bonds, ROCS, Series 10117, (AMBAC/CITIGROUP FINANCIAL PRODUCTS),
	3.50% 11/01/36(a)(b)	20,595,000	20,595,000
	3.50% 11/01/36(a)(b)	21,350,000	21,350,000
Colorado State, Regional Transportation District, Sales Tax Revenue Bonds, Series 10119, ROCS, (AMBAC/CITIBANK N.A.),
	3.50% 11/01/36(a)(b)	10,400,000	10,400,000
Connecticut State, General Obligation Bonds, Municipal Securities Trust Receipts, Series JPMC4, (JPMORGAN CHASE BANK),
	3.73% 06/15/15(a)(b)	6,100,000	6,100,000
Connecticut State, Health & Educational Facilities Authority Revenue, Yale University, Series S, Commercial Paper,
	2.78% 03/10/08	9,900,000	9,900,000
Connecticut State, Health & Educational Facilities Authority Revenue, PUTTERS, Series 2271, (JPMORGAN CHASE BANK),
	3.44% 07/01/14(a)(b)	20,730,000	20,730,000
Connecticut State, Health & Educational Facilities Authority Revenue, The Hotchkiss School, Series A, (NORTHERN TRUST COMPANY),
	3.40% 07/01/30(b)	8,850,000	8,850,000
Connecticut State, Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	3.55% 07/01/35(b)	10,785,000	10,785,000
Dallas, Texas, Area Rapid Transit Sales Tax Commercial Paper, (WEST DEUTSCHE BANK/STATE STREET BANK & TRUST CO./BAYERISCHE LANDESBANK/LANDESBANK BADEN-WURTTEMBERG,
	3.35% 03/13/08	10,000,000	10,000,000
	3.48% 01/14/08	7,000,000	7,000,000
	3.50% 01/14/08	15,000,000	15,000,000
Dallas, Texas, Area Rapid Transit Sales Tax Commercial Paper, Series 2001,
	3.65% 01/10/08	10,000,000	10,000,000

		Principal Amount	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES – (continued)
Dallas, Texas, Area Rapid Transit Sales Tax Revenue, EAGLE, Class A, (AMBAC/BAYERISCHE LANDESBANK),
	3.49% 12/01/36(a)(b)	$19,800,000	$19,800,000
Detroit, Michigan, Water Supply Systems Revenue Bonds, Floating Rate Certificates, Series 1445, (FSA/MORGAN STANLEY),
	3.50% 07/01/25(a)(b)	14,790,000	14,790,000
Florida State, Board Education Public Education Revenue, MERLOTS, Series D-64, (WACHOVIA BANK N.A.),
	3.50% 06/01/28(a)(b)	6,780,000	6,780,000
Fort Myers, Florida, Improvement Revenue Bonds, Floating Rate Certificates, Series 2077, (MBIA/WELLS FARGO BANK N.A.),
	3.45% 12/01/31(b)	8,860,000	8,860,000
Hawaii State, General Obligation Bonds, ROCS, Series 6062, (FSA/CITIBANK),
	3.50% 03/01/26(a)(b)	19,195,000	19,195,000
Hockley County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds, Amoco Project – Standard Oil Co.,
	3.40% 11/01/19(b)	19,300,000	19,300,000
	3.70% 03/01/14(b)	31,000,000	31,000,000
Honolulu City & County, Hawaii, ROCS, Series 12109, (FSA/CITBANK N.A.),
	3.54% 07/01/30(a)(b)	17,535,000	17,535,000
Illinois State, Finance Authority Revenue Bonds, FLOATERS, Series 1489, (MORGAN STANLEY),
	3.50% 12/01/42(a)(b)	9,400,000	9,400,000
Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series E, (AMBAC/MORGAN STANLEY),
	3.40% 07/01/18	13,000,000	13,000,000
Intermountain Power Agency, Utah, Series B-2, Commercial Paper, (BANK OF NOVA SCOTIA),
	2.83% 02/06/08	63,200,000	63,200,000
Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series E, (AMBAC/MORGAN STANLEY),
	3.50% 07/01/14(b)	24,700,000	24,700,000
Iowa State, Finance Authority Small Business Development Revenue Bonds, Multi Family Housing, Village Court Associates, DuPont, Series B,
	3.49% 11/01/15(b)	14,700,000	14,700,000
Jackson County, Mississippi, Pollution Control Revenue Bonds, Chevron Corp.,
	3.50% 12/01/16(b)	6,975,000	6,975,000
	3.50% 06/01/23(b)	21,200,000	21,200,000

		Principal Amount	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES – (continued)
Jacksonville, Florida, Electrical Systems Revenue Bonds, Commercial Paper, (LANDESBANK HESSEN-THURINGEN),
	2.65% 03/05/08	$35,300,000	$35,300,000
Jacksonville, Florida, Electrical Systems Revenue Bonds, Series 3-A, (CIFG/FORTIS BANK SA),
	3.45% 10/01/36(b)	25,900,000	25,900,000
Jacksonville, Florida, General Obligation Bonds, Series 2000F, (LANDESBANK HESSEN-THURINGEN),
	3.40% 03/12/08	18,700,000	18,700,000
Kansas City, Missouri, Industrial Development Authority Revenue Bonds, Downtown Arena Project, Series C, (AMBAC/DEXIA CREDIT LOCAL),
	3.47% 04/01/40(b)	41,770,000	41,770,000
Kentucky State, Asset & Liability Commission Project, Series A, Commercial Paper, (DEXIA CREDIT LOCAL),
	3.35% 03/11/08	10,000,000	10,000,000
King County, Washington, General Obligation Bonds, PUTTERS, Series 1184, (FGIC/JPMORGAN CHASE BANK),
	2.90% 04/03/08(a)(b)	20,000	20,000
Las Vegas, Nevada Water District General Obligation Bonds, Commercial Paper, (BNP PARIBAS),
	2.80% 04/03/08	17,100,000	17,100,000
Las Vegas, Nevada, Water District, General Obligation Bonds, Series C, (DEXIA CREDIT LOCAL),
	3.50% 06/01/36(b)	27,400,000	27,400,000
Lincoln County, Wyoming, Pollution Control Revenue Bonds, BP Amoco PLC,
	3.65% 10/01/12(b)	15,200,000	15,210,537
Loudoun County, Virginia, Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B,
	3.45% 02/15/38(b)	6,200,000	6,200,000
Louisiana State, A Parish of East Baton Rouge Pollution Control, Exxon Mobil Corporation,
	3.57% 03/01/22(b)	7,000,000	7,000,000
Louisville & Jefferson County, Kentucky, Metropolitan Sewer District Systems Revenue, MERLOTS, Series D-63, (MBIA/WACHOVIA BANK N.A.),
	3.50% 05/15/24(a)(b)	7,500,000	7,500,000

		Principal Amount	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES – (continued)
Massachusetts State, General Obligation Bonds, Series B, (LANDESBANK HESSEN-THURINGEN),
	3.40% 08/01/15(b)(c)	$15,000,000	$15,000,000
	3.40% 08/01/15(b)	1,100,000	1,100,000
Massachusetts State, Health & Educational University Revenue Bonds, Harvard, Series EE, Comercial Paper,
	3.34% 03/11/08	10,000,000	10,000,000
Memphis, Tennessee, Electric Systems Revenue Bonds, PUTTERS, Series 5, Commercial Paper, (MBIA/JPMORGAN CHASE BANK),
	3.50% 12/01/11(a)(b)	18,605,000	18,605,000
Michigan State, Building Authority Revenue Bonds, EAGLE, Class A, (FGIC/CITIBANK N.A.),
	3.51% 10/15/36(a)(b)	14,200,000	14,200,000
Michigan State, Municipal Bond Authority Revenue, Floaters, Series 2231, (MORGAN STANLEY),
	3.50% 10/01/24(a)(b)	4,855,000	4,855,000
Michigan State, University Revenue, (LANDESBANK HESSEN-THURINGEN),
	3.37% 02/15/34(b)	21,630,000	21,630,000
Michigan State, University Revenue, Series A, (LANDESBANK HESSEN-THURINGEN),
	2.30% 02/15/33(b)	8,700,000	8,700,000
Mississippi State, Business Finance Commission Revenue Bonds, Chevron Corporation, Series B,
	3.45% 12/01/30(b)	13,000,000	13,000,000
Mississippi State, Business Finance Commission Revenue Bonds, Chevron Corporation, Series E,
	3.44% 12/01/30(b)	15,000,000	15,000,000
Mississippi State, MERLOTS, Series BR-02, (MBIA/WACHOVIA BANK N.A.),
	3.50% 11/01/22(a)(b)	11,470,000	11,470,000
Missouri State, Health & Educational Facilities Authority Revenue, Washington University, Series B, (MORGAN GUARANTY TRUST),
	3.74% 09/01/30(b)	3,700,000	3,700,000
Missouri State, Health & Educational Facilities Authority Revenue, Washington University, Series C, (JPMORGAN CHASE BANK),
	3.70% 03/01/40(b)	1,100,000	1,100,000
Montgomery County, Maryland, Series 2002, Commercial Paper, (FORTIS BANK),
	2.85% 02/12/08	30,500,000	30,500,000
Narragansett, Rhode Island, General Anticipation Notes,
	3.75% 07/15/08	7,000,000	7,009,835

		Principal Amount	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES – (continued)
New York City, New York, Municipal Water Finance Authority, Commercial Paper,
	3.40% 02/15/08	$20,000,000	$20,000,000
New York State, Local Government Assistance Corporation Revenue Bonds, Refunding, Series A-6V, (FSA/KBC BANK N.V.),
	3.35% 04/01/18(b)	10,450,000	10,450,000
New York State, Triborough Bridge & Tunnel Authority Revenue, Series F, (ABN AMRO BANK N.V.),
	3.42% 11/01/32(b)	23,910,000	23,910,000
New York, Metropolitan Transportation Authority Revenue Bonds, Series D-2, (AMBAC/WACHOVIA BANK N.A.),
	3.42% 11/01/34(b)	8,345,000	8,345,000
North Carolina State, Floating Rate Certificates, Series 2005 (MORGAN STANLEY),
	3.50% 03/01/23(a)(b)	9,550,000	9,550,000
North Carolina State, General Obligation Bonds, PUTTERS, Series 466, (PNC BANK N.A.),
	3.46% 03/01/12(a)(b)	10,230,000	10,230,000
North Carolina State, General Obligation Bonds, Series F, (LANDESBANK HESSEN-THURINGEN),
	3.38% 05/01/21(b)	43,110,000	43,110,000
Ohio State, University General Receipts, Commercial Paper,
	3.03% 03/13/08	4,000,000	4,000,000
Ohio State, University General Receipts, Series B,
	2.10% 06/01/35(b)	10,700,000	10,700,000
Oklahoma State, Water Resource Board Revenue Bonds, Loan Program, (STATE STREET BANK & TRUST CO.),
	3.65% 09/01/24(b)	7,450,000	7,450,000
Orlando, Florida, Communication Utility Systems Revenue Bonds, PUTTERS, Series 1557, (JPMORGAN CHASE BANK),
	3.50% 10/01/13(a)(b)	21,490,000	21,490,000
Orlando, Florida, Communication Utility Systems Revenue Bonds, Series A, (BAYERISCHE LANDESBANK),
	3.38% 10/01/17(b)	9,200,000	9,200,000
Orlando, Florida, Communication Utility Systems Revenue Bonds, Series B, (SUNTRUST BANK),
	3.47% 10/01/22(b)	6,100,000	6,100,000

		Principal Amount	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES – (continued)
Rhode Island State, Health & Educational Building Corp. Revenue, Brown University, Series A,
	3.40% 05/01/35(b)	$6,200,000	$6,200,000
San Antonio Texas, MERLOTS, Series D-85, (WACHOVIA BANK N.A.),
	3.50% 02/01/25(a)(b)	5,440,000	5,440,000
San Antonio, Texas, Water Revenue Bonds, EAGLE, Class A, (MBIA/CITIBANK N.A.),
	3.51% 05/15/40(a)(b)	40,000,000	40,000,000
	3.51% 05/15/40(a)(b)	14,500,000	14,500,000
Shelby County, Tennessee, Public Improvement School, Series B, (STATE STREET BANK & TRUST CO./CALSTRS)
	3.40% 03/01/31(b)(c)	15,000,000	15,000,000
Shelby County, Tennessee, Public Improvement School, Series B, (LANDESBANK HESSEN-THURINGEN),
	3.40% 04/01/30(b)(c)	10,000,000	10,000,000
	3.40% 04/01/30(b)	500,000	500,000
Snohomish County, Washington, Public Utility District No. 1 Electric Revenue, Adjustable, (MBIA/DEPFA BANK PLC),
	3.46% 01/01/25(b)	16,935,000	16,935,000
South Carolina, Public Services Revenue Bonds, Commercial Paper,
	3.35% 03/06/08	6,900,000	6,900,000
St. James Parish, Louisiana, Pollution Control Commercial Paper, Texaco Project,
	3.54% 02/12/08	44,000,000	44,000,000
St. Joseph County, Indiana, Educational Facilities Revenue, University of Notre Dame Du Lac, (FIFTH THIRD 33.33%/ NORTHERN TRUST 33.33%/STATE STREET BANK & TRUST CO. 33.33%),
	3.35% 03/01/40(b)	49,200,000	49,200,000
St. Joseph County, Indiana, Educational Facilities Revenue, University of Notre Dame Du Lac, (BANCO BILBOA VIZCAYA),
	3.35% 03/01/42(b)	10,000,000	10,000,000
	3.38% 03/01/38(b)	50,000,000	50,000,000
Tennessee State, School Board Authority Revenue Bonds, Series A, Commercial Paper,
	3.20% 02/07/08	21,376,000	21,376,000
Texas State, General Obligation Bonds, PUTTERS, Series 1645, (BANK OF NEW YORK),
	3.51% 10/01/14(a)(b)	2,955,000	2,955,000

		Principal Amount	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES – (continued)
Texas State, PFLOATS, Series 4177, (MERRILL LYNCH CAPITAL SERVICES),
	3.51% 04/01/37(a)(b)	$20,785,000	$20,785,000
Texas State, Public Finance Authority Revenue Bonds, Commercial Paper,
	2.88% 03/11/08	9,200,000	9,200,000
Texas State, Reset Optional Certificates Trust II-R, ROCS, Series 4083, (CITIGROUP FINANCIAL PRODUCTS),
	3.50% 04/01/35(a)(b)	13,415,000	13,415,000
Texas State, Southwest Higher Education Authority Revenue, Southern Methodist University, (BANK OF NEW YORK),
	3.40% 10/01/36(b)	58,762,000	58,762,000
Texas State, Transportation Commission Revenue Bonds,
	4.50% 08/28/08	20,000,000	20,103,755
Texas State, Transportation Commission Revenue Bonds, PUTTERS, Series 1324, (JPMORGAN CHASE BANK),
	3.50% 04/01/14(a)(b)	10,960,000	10,960,000
Texas State, UBS Municipal Certificates, General Obligation Bonds, Series 07- 48, (BANK OF NEW YORK),
	3.50% 05/01/15(a)(b)	4,000,000	4,000,000
Thurston County, Washington, School District General Obligation Bonds, PUTTERS, Series 1108, (MBIA/JPMORGAN CHASE BANK),
	3.51% 06/01/13(a)(b)	8,675,000	8,675,000
Uinta County, Wyoming, Pollution Control Revenue, BP PLC,
	3.60% 07/01/26(b)	4,600,000	4,600,000
Uinta County, Wyoming, Pollution Control Revenue, Chevron Corporation,
	3.50% 08/15/20(b)	7,820,000	7,820,000
University of Minnesota, Series A, (LANDESBANK HESSEN),
	3.40% 01/01/34(b)	38,375,000	38,375,000
University of Missouri, Curators Systems Facilities Revenue, PUTTERS, Series 1978, (JPMORGAN CHASE BANK),
	3.50% 05/01/15(a)(b)	11,490,000	11,490,000
University of Missouri, General Obligation Bonds, Series B,
	3.75% 11/01/30(b)	3,300,000	3,300,000
University of Missouri, Systems Facilities Revenue Bonds, Series B,
	3.75% 11/01/35(b)	7,100,000	7,100,000

		Principal Amount	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES – (continued)
University of North Carolina, Board of Governors, Series A, Commercial Paper,
	2.95% 03/04/08	$32,000,000	$32,000,000
	3.02% 03/07/08	30,400,000	30,400,000
University of Pittsburgh, Pennsylvania, Commonwealth Systems of Higher Education, Refunding, Series A, (DEPFA BANK PLC),
	3.30% 09/15/13(b)	16,550,000	16,550,000
University of Texas, Board of Regents Revenue Bonds,
	3.30% 02/13/08	9,000,000	9,000,000
University of Texas, Permanent University Fund Revenue Bonds, Floating Rate Certificates, Series 1574, (RABOBANK NEDERLAND),
	3.49% 07/01/26(a)(b)	16,700,000	16,700,000
University of Texas, University Revenue Bonds, Series A, Commercial Paper,
	2.75% 06/06/08	19,000,000	19,000,000
	2.85% 04/15/08	25,000,000	25,000,000
	3.32% 04/15/08	8,600,000	8,600,000
	3.33% 04/15/08	2,000,000	2,000,000
	3.35% 03/06/08	10,013,000	10,013,000
	3.53% 01/09/08	25,000,000	25,000,000
University of Texas, University Revenue Bonds, Refunding, Series B, (UNIVERSITY OF TEXAS),
	3.37% 08/01/33(b)	23,000,000	23,000,000
Valdez, Alaska, Marine Terminal Revenue, BP Pipeline, Inc., Series B,
	3.75% 07/01/37(b)	4,000,000	4,000,000
Valdez, Alaska, Marine Terminal Revenue, Exxon Mobil Corporation, Series A,
	3.60% 12/01/33(b)	6,100,000	6,100,000
Valdez, Alaska, Marine Terminal Revenue, Exxon Mobil Corporation, Series B,
	3.60% 12/01/33(b)	10,500,000	10,500,000
Virginia Commonwealth, Transportation Board Revenue Bonds, Floating Rate Certificates, Series 727, (MORGAN STANLEY),
	3.50% 05/15/19(a)(b)	14,224,500	14,224,500
Washington State, General Obligation Bonds, Floating Rate Certificates, Series 1161, (AMBAC/MORGAN STANLEY),
	3.50% 07/01/24(a)(b)	25,966,000	25,966,000
Washington State, General Obligation Bonds, P-Floats, PT 3863, (AMBAC/MERRILL LYNCH),
	3.59% 01/01/22(a)(b)	7,590,000	7,590,000

		Principal Amount	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES – (continued)
Washington State, General Obligation Bonds, PFLOATS, PT 3874, (FSA/MERRILL LYNCH),
	3.59% 01/01/30(a)(b)	$12,145,000	$12,145,000
Washington State, UBS Municipal Certificates, FLOATERS, Series 07- 38, (BNP PARIBAS),
	3.50% 07/01/15(a)(b)	6,800,000	6,800,000
Wisconsin State, Clean Water Revenue Bonds, PFLOATS, Series 1509, (JPMORGAN CHASE BANK),
	3.50% 06/01/13(a)(b)	15,155,000	15,155,000
Wisconsin State, General Obligation Bonds, Extendible Municipal, Commercial Paper,
	3.50% 01/07/08	29,000,000	29,000,000
Wisconsin State, Transportation Authority Revenue Commercial Paper, (STATE STREET BANK & TRUST CO. 67.0%/CALSTRS 33.0%)
	3.44% 03/07/08	37,149,000	37,149,000
	3.50% 02/07/08	6,000,000	6,000,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost of $2,151,418,627)		2,151,418,627

TAX-EXEMPT CASH EQUIVALENT SECURITIES – BACKED BY LETTERS OF CREDIT – 5.81%
Atlanta, Georgia, Metropolitan Transit Authority, 3rd Lein, Series 2004 A, Commercial Paper, (DEXIA CREDIT LOCAL),
	3.05% 07/08/08	10,000,000	10,000,000
Baltimore, Maryland, Port Facilities Revenue Bonds, Occidental Petroleum Corp., (BNP PARIBAS),
	2.95% 10/14/11(b)	29,900,000	29,900,000
Colorado State, Regional Transportation District, Commercial Paper, (WEST DEUTSCHE BANK),
	3.40% 03/11/08	14,800,000	14,800,000
Des Moines, Iowa, Hospital Facilities Authority Revenue Bonds, Methodist Medical Center Project, (WACHOVIA BANK N.A.),
	3.45% 08/01/15(b)	20,300,000	20,300,000

		Principal Amount	Value
Kenton County, Kentucky, Industrial Building Authority Revenue Bonds, Redken Labs, Inc., Project, (MORGAN GUARANTY TRUST),
	3.60% 12/01/14(b)	$7,000,000	$7,000,000
Maryland State, Health & Higher Educational Facilities Authority Revenue, University of Maryland, Refunding, Series A, (WACHOVIA BANK N.A.),
	2.90% 07/01/34(b)	15,045,000	15,045,000
New Haven, Connecticut, General Obligation Bonds, (LANDESBANK HESSEN-THURINGEN),
	3.37% 03/06/08	3,500,000	3,500,000
Seattle, Washington, Water Systems Revenue, Series A, (BAYERISCHE LANDESBANK),
	3.40% 03/01/32(b)	14,200,000	14,200,000
Wisconsin State, Transportation Authority Revenue, Commercial Paper,
	3.05% 07/08/08	14,675,000	14,675,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES-BACKED BY LETTERS OF CREDIT (Cost of $129,420,000)		129,420,000
		Shares
REGISTERED INVESTMENT COMPANIES – 0.31%

	BlackRock Muni Fund (7 day yield of 4.28%)	3,641,337	3,641,337

	Dreyfus Tax – Exempt Cash Fund (7 day yield of 3.29%)	3,407,528	3,407,528

	TOTAL REGISTERED INVESTMENT COMPANIES (cost of $7,048,865)		7,048,865

TOTAL INVESTMENT – 102.64% (Cost of $2,287,907,492)(d)	$2,287,907,492

Other Assets and Liabilities, Net – (2.64)%	(58,927,333)

NET ASSETS – 100.00%	$2,228,980,159

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Directors continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Directors has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Directors deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share.  In the event such deviation exceeds half of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Investments in other open-end investment companies are valued at net asset value.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities, which are not illiquid, amounted to $659,574,500, which represents 29.59% of net assets.

(b)

Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate shown reflects the rate at December 31, 2007.

(c)	Security purchased on a delayed delivery basis.

(d)	Cost for federal income tax purposes is $2,287,907,492.

Acronym	Name
AMBAC	Ambac Assurance Corp.
CALSTRS	California State Teacher Retirement System
CIFG	CDC Ixis Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
MERLOTS	Municipal Exempt Receipts – Liquidity Optional Tender Series
PUTTERS	Puttable Tax-Exempt Receipts
PFLOATS	Puttable Floating OptionTax-Exempt Receipts
ROCS	Reset Option Certificates

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Excelsior Tax-Exempt Funds, Inc.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 25, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	February 25, 2008